ACCRUED EXPENSES	9 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Accrued Expenses
Note 5.   ACCRUED EXPENSES
Accrued expenses are comprised of the following:
	September 30, 2015	December 31, 2014
Commissions payable	$194,090	$179,000
Retirement plan contributions	66,931	80,000
Accrued severance	155,277	82,000
Accrued customer returns	348,620	360,000
Accrued payroll	25,193	—
Accrued prepayment penalties	187,500	—
Accrued equity – fair value	863,364	—
Accrued exit costs	85,000	—
Accrued legal	191,643	—
Accrued hold back	185,000	—
Other accrued liabilities	88,477	274,112
Total	$2,391,095	$975,112